Risks and Concentration - Credit Risk (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Risks and Concentration
Cash deposited with financial institutions	$ 319,103	$ 7,105,085
Credit Risk
Risks and Concentration
Cash deposited with financial institutions	319,103	6,548,601
Cash deposited with financial institutions - not covered by insurance	$ 142,275	$ 5,817,823
Currency depreciation rate (in %)	0.30%	0.90%